UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.S.A. Inc.
Address: 180 Maiden Lane
         New York
         New York 10038

13F File Number: 28-6692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John J. Boretti
Title:    Senior Vice President
Phone:    (212) 509-1538
Signature, Place, and Date of Signing:

/s/ John J. Boretti, New York, New York, February 3, 2000
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          165

Form 13F Information Table Value Total:   $1,076,046

List of Other Included Managers:

 No.  13F File Number     Name

         28-6746          Nomura Asset Management Co., Ltd.

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
AES Corp.                             com       00130H105                       919       12,300                  X
Affymeetrix Inc.                      com       00826T108                     4,056       23,900                  X
Air Products &
Chemicals, Inc.                       com       009158106                       513       15,300                  X
Alcan Aluminum Ltd.                   com       013716105                       587       14,200                  X
Aluminum Co. of America               com       022249106                     8,624      103,900                  X
Amazon.com, Inc                       com       023135106                       662        8,700                  X
America Online, Inc.                  com       02364J104                    11,317      149,160      X
America Online, Inc.                  com       02364J104                    18,878      248,800                  X
American Express Co.                  com       025816109                    15,062       90,600                  X
American Home Products                com       026609107                     4,357      111,000      X
American Int'l. Group                 com       026874107                    16,033      148,286                  X
Amgen Inc.                            com       031162100                    18,151      302,200                  X
Anadarko Petroleum Corp.              com       032511107                       167        4,900                  X
Anheuser-Busch Cos.                   com       035229103                     7,066       99,700      X
Applied Materials, Inc.               com       038222105                    14,709      116,100      X
Applied Materials, Inc.               com       038222105                    19,238      151,850                  X
Ariba, Inc.                           com       031162100                     4,310       24,300                  X
At Home Corporation                   com       045919107                       240        5,600                  X
AT&T Corp.                            com       001957109                     9,067      178,450      X
Atlantic Richfield Co.                com       048825103                       216        2,500                  X
BCE Inc.                              com       05534B109                     1,894       21,000      X
Bed Bath, & Beyond Inc.               com       075896100                     1,871       53,850                  X
Page Total                                                                  157,937

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


AES Corp.                              1             12,300
Affymeetrix Inc.                       1             23,900
Air Products &
Chemicals, Inc.                        1             15,300
Alcan Aluminum Ltd.                    1             14,200
Aluminum Co. of America                1            103,900
Amazon.com, Inc                        1              8,700
America Online, Inc.                                149,160
America Online, Inc.                   1            248,800
American Express Co.                   1             90,600
American Home Products                              111,000
American Int'l. Group                  1            148,286
Amgen Inc.                             1            302,200
Anadarko Petroleum Corp.               1              4,900
Anheuser-Busch Cos.                                  99,700
Applied Materials, Inc.                             116,100
Applied Materials, Inc.                1            151,850
Ariba, Inc.                            1             24,300
At Home Corporation                    1              5,600
AT&T Corp.                                          178,450
Atlantic Richfield Co.                 1              2,500
BCE Inc.                                             21,000
Bed Bath, & Beyond Inc.                1             53,850
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
Biogen Inc.                           com       090597105                       820        9,700                  X
Boise Cascade Corp.                   com       097383103                       182        4,500                  X
Bristol-Myers Squibb Co.              com       110122108                     7,577      118,040                  X
Bristol-Myers Squibb Co.              com       110122108                     9,603      149,600      X
Broadcom Corp.                        com       111320107                     1,553        5,700                  X
Broadvision, Inc.                     com       111412102                    52,212      307,020                  X
Cablevision Systems Corp.             com       12686C109                     6,720       89,000      X
Calpine Corp.                         com       130876105                       896       14,000                  X
Canadian National Railway Co.         com       136375102                     1,590       60,000      X
Canadian Pacific Ltd.                 com       135923100                       862       40,000      X
Chase Manhattan Corp.                 com       16161A108                    10,410      134,000                  X
Chase Manhattan Corp.                 com       16161A108                    11,747      151,200      X
Ciena Corp.                           com       171779101                     5,227       90,900      X
Cisco Systems Inc.                    com       17275R102                    37,246      347,690                  X
Cisco Systems Inc.                    com       17275R102                    21,623      201,850      X
Citigroup, Inc.                       com       172967101                    13,098      235,200      X
Coastal Corp.                         com       190441105                     1,978       55,800                  X
Coca Cola Co.                         com       191216100                     7,934      136,200      X
Coca Cola Co.                         com       191216100                     8,774      150,630                  X
Comcast Corp. - Class A               com       200300101                    14,122      279,310                  X
Conoco Inc.- Class A                  com       208251306                     3,725      150,500                  X
Corning Inc.                          com       219350105                    14,660      113,700      X
Corning Inc.                          com       219350105                       387        3,000                  X
Costco Companies Inc.                 com       22160Q102                    10,695      117,200                  X
Covad Communications Group            com       222814204                       968       17,300                  X
Cytec Inds. Inc.                      com       232820100                       276       12,000                  X
Dayton Hudson Corp.                   com       239753106                       235        3,200      X
Dow Chemical Co.                      com       260543103                     8,077       60,450      X
Page Total                                                                  253,196

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


Biogen Inc.                            1              9,700
Boise Cascade Corp.                    1              4,500
Bristol-Myers Squibb Co.               1            118,040
Bristol-Myers Squibb Co.                            149,600
Broadcom Corp.                         1              5,700
Broadvision, Inc.                      1            307,020
Cablevision Systems Corp.                            89,000
Calpine Corp.                          1             14,000
Canadian National Railway Co.                        60,000
Canadian Pacific Ltd.                                40,000
Chase Manhattan Corp.                  1            134,000
Chase Manhattan Corp.                               151,200
Ciena Corp.                                          90,900
Cisco Systems Inc.                     1            347,690
Cisco Systems Inc.                                  201,850
Citigroup, Inc.                                     235,200
Coastal Corp.                          1             55,800
Coca Cola Co.                                       136,200
Coca Cola Co.                          1            150,630
Comcast Corp. - Class A                1            279,310
Conoco Inc.- Class A                   1            150,500
Corning Inc.                                        113,700
Corning Inc.                           1              3,000
Costco Companies Inc.                  1            117,200
Covad Communications Group             1             17,300
Cytec Inds. Inc.                       1             12,000
Dayton Hudson Corp.                                   3,200
Dow Chemical Co.                                     60,450
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
Dow Chemical Co.                      com       260543103                       321        2,400                  X
Du Pont(E.I.) De Nemours & Co.        com       263534109                       349        5,300                  X
eBay Inc.                             com       278642103                       871        6,960                  X
Echostar                              com       278762109                     2,711       27,800                  X
Egreetings Network                    com       282343102                        10        1,000                  X
El Paso Energy Corp.                  com       283905107                       427       11,000                  X
Enron Corp.                           com       293561106                     1,234       27,800                  X
Estee Lauder Cos., Inc.               com       518439104                     4,418       87,600      X
Exodus Communications Inc.            com       302088109                    23,251      261,800                  X
Exxon Mobil Corp.                     com       30231G102                     9,753      121,058      X
Exxon Mobil Corp.                     com       30231G102                    10,282      127,632                  X
Fannie Mae                            com       313586109                    13,069      209,310                  X
Fifth Third Bancorp                   com       316773100                       935       12,750                  X
Fogdog Inc.                           com       344167101                        19        2,000                  X
Freeport-McMoran Copper - B           com       35671D857                       232       11,000                  X
General Electric Co.                  com       369604103                    22,137      143,050                  X
General Electric Co.                  com       369604103                    20,164      130,300      X
General Motors Corp.                  com       370442105                     8,076      111,100      X
General Motors -CI H                  com       370442832                     6,269       65,300                  X
Georgia Pacific Corp.                 com       373298108                       213        4,200                  X
Gillette Company                      com       375766102                     4,498      109,200      X
Goldman Sachs Group, Inc.             com       38141G104                     2,920       31,000                  X
GTE Corp.                             com       362320103                     6,132       86,900      X
Halliburton Co.                       com       406216101                       322        8,000                  X
Halliburton Co.                       com       406216101                     6,033      149,900      X
Hershey Foods Corp.                   com       427866108                       512       10,800      X
Home Depot                            com       437076102                    15,567      226,425                  X
Honeywell Inc.                        com       438506107                    20,502      355,394                  X
Human Genome Science                  com       444903108                     3,617       23,700                  X
i2 Technologies, Inc.                 com       465754109                     3,968       20,350                  X
Inco Ltd.                             com       453258402                     2,350      100,000      X
Inktomi Corp.                         com       457277101                       453        5,100                  X
Page Total                                                                  191,615

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


Dow Chemical Co.                       1              2,400
Du Pont(E.I.) De Nemours & Co.         1              5,300
eBay Inc.                              1              6,960
Echostar                               1             27,800
Egreetings Network                     1              1,000
El Paso Energy Corp.                   1             11,000
Enron Corp.                            1             27,800
Estee Lauder Cos., Inc.                              87,600
Exodus Communications Inc.             1            261,800
Exxon Mobil Corp.                                   121,058
Exxon Mobil Corp.                      1            127,632
Fannie Mae                             1            209,310
Fifth Third Bancorp                    1             12,750
Fogdog Inc.                            1              2,000
Freeport-McMoran Copper - B            1             11,000
General Electric Co.                   1            143,050
General Electric Co.                                130,300
General Motors Corp.                                111,100
General Motors -CI H                   1             65,300
Georgia Pacific Corp.                  1              4,200
Gillette Company                                    109,200
Goldman Sachs Group, Inc.              1             31,000
GTE Corp.                                            86,900
Halliburton Co.                        1              8,000
Halliburton Co.                                     149,900
Hershey Foods Corp.                                  10,800
Home Depot                             1            226,425
Honeywell Inc.                         1            355,394
Human Genome Science                   1             23,700
i2 Technologies, Inc.                  1             20,350
Inco Ltd.                                           100,000
Inktomi Corp.                          1              5,100
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
Int'l Business Machines               com       459200101                     7,357       68,200      X
Int'l Paper Co.                       com       460146103                     7,052      124,950                  X
Kerr-McGee Corp.                      com       492386107                       177        2,855                  X
Lucent Technologies Inc.              com       549463107                    12,345      164,600                  X
Manpower Inc.                         com       56418H100                     9,060      240,800      X
Maxygen Inc.                          com       577776107                       355        5,000                  X
McDonalds Corp.                       com       580135101                    10,143      251,610                  X
MCI Worldcom, Inc.                    com       55268B106                    15,249      287,385      X
MCI Worldcom, Inc.                    com       55268B106                    12,385      233,400                  X
Mead Corp.                            com       582834107                       182        4,200                  X
Mellon Bank Corp.                     com       585509102                     7,786      228,600      X
Merck & Co. Inc.                      com       589331107                     5,906       87,900      X
Microsoft Corp.                       com       594918104                    34,587      296,250                  X
Microsoft Corp.                       com       594918104                    21,494      184,100      X
Millipore Corp.                       com       601073109                       444       11,500                  X
Monsanto Co.                          com       611662107                       514       14,500                  X
Motorola, Inc.                        com       620076109                    12,075       82,000                  X
Murphy Oil Corp.                      com       626717102                       178        3,100                  X
Nabisco Group Holdings Corp.          com       62952P102                       453       42,600      X
Page Total                                                                  157,741

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


Int'l Business Machines                              68,200
Int'l Paper Co.                        1            124,950
Kerr-McGee Corp.                       1              2,855
Lucent Technologies Inc.               1            164,600
Manpower Inc.                                       240,800
Maxygen Inc.                           1              5,000
McDonalds Corp.                        1            251,610
MCI Worldcom, Inc.                                  287,385
MCI Worldcom, Inc.                     1            233,400
Mead Corp.                             1              4,200
Mellon Bank Corp.                                   228,600
Merck & Co. Inc.                                     87,900
Microsoft Corp.                        1            296,250
Microsoft Corp.                                     184,100
Millipore Corp.                        1             11,500
Monsanto Co.                           1             14,500
Motorola, Inc.                         1             82,000
Murphy Oil Corp.                       1              3,100
Nabisco Group Holdings Corp.                         42,600
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
Net Perceptions Inc.                  com       64107U101                     3,284       78,200                  X
Nortel networks Corp.                 com       656567302                     2,727       27,000      X
Northern Trust Corp.                  com       665859104                     2,152       40,600                  X
Pall Corp.                            com       696429307                       323       15,000                  X
Pe Co-Pe Biosystems                   com       69332S102                    10,467       87,000                  X
Pfizer Inc.                           com       717081103                    10,697      329,750                  X
Pfizer Inc.                           com       717081103                     5,145      158,600      X
Phelps Dodge Corp.                    com       717265102                       485        7,200                  X
Philip Morris Cos. Inc.               com       718154107                       147        6,400      X
Phone.com, Inc.                       com       71920Q100                     4,046       34,900                  X
Potash Corp. Sask. Inc.               com       73755L107                       246        5,100                  X
PPG Industries, Inc.                  com       693506107                       513        8,200                  X
Procter & Gamble Co.                  com       742718109                    10,189       93,000      X
Procter & Gamble Co.                  com       742718109                    15,304      139,680                  X
PSI Net                               com       74437C101                     1,667       27,000                  X
Qwest Communications
International Inc.                    com       749121109                    16,129      375,100                  X
R J Reynolds Tobacco Hldgs Inc.       com       76182K105                       317       18,000      X
Redback Networks Inc.                 com       757209101                       568        3,200                  X
Republic Services Inc.- Cl A          com       760759100                       343       24,100                  X
Reynolds Metals Co.                   com       761763101                       651        8,500                  X
SBC Communications Inc.               com       78387G103                     9,773      200,477      X
Schering-Plough Corp.                 com       806605101                     3,470       81,900                  X
Schering-Plough Corp.                 com       806605101                     5,495      129,700      X
Schlumberger Ltd.                     com       806857108                       157        2,800                  X
Schlumberger Ltd.                     com       806857108                     3,788       67,500      X
Sepracor Inc.                         com       817315104                     2,143       21,600                  X
Siebel Systems Inc.                   com       826170102                     1,957       23,300                  X
Page Total                                                                  112,186

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


Net Perceptions Inc.                   1             78,200
Nortel networks Corp.                                27,000
Northern Trust Corp.                   1             40,600
Pall Corp.                             1             15,000
Pe Co-Pe Biosystems                    1             87,000
Pfizer Inc.                            1            329,750
Pfizer Inc.                                         158,600
Phelps Dodge Corp.                     1              7,200
Philip Morris Cos. Inc.                               6,400
Phone.com, Inc.                        1             34,900
Potash Corp. Sask. Inc.                1              5,100
PPG Industries, Inc.                   1              8,200
Procter & Gamble Co.                                 93,000
Procter & Gamble Co.                   1            139,680
PSI Net                                1             27,000
Qwest Communications
International Inc.                     1            375,100
R J Reynolds Tobacco Hldgs Inc.                      18,000
Redback Networks Inc.                  1              3,200
Republic Services Inc.- Cl A           1             24,100
Reynolds Metals Co.                    1              8,500
SBC Communications Inc.                             200,477
Schering-Plough Corp.                  1             81,900
Schering-Plough Corp.                               129,700
Schlumberger Ltd.                      1              2,800
Schlumberger Ltd.                                    67,500
Sepracor Inc.                          1             21,600
Siebel Systems Inc.                    1             23,300
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
SLM Holding Corp.                     com       78442A109                     3,946       93,400      X
Smurfit-Stone Container Corp.         com       832727101                       261       10,670                  X
Solutia Inc.                          com       834376105                        74        4,800                  X
SPX Corp.                             com       784635104                     7,822       96,800      X
SPX Corp.                             com       784635104                       145        1,800                  X
Staples                               com       855030102                       368       17,750                  X
Steel Dynamics Inc.                   com       858119100                       526       33,000                  X
Suncor Energy                         com       867229109                       814       19,500      X
Sun Microsystems Inc.                 com       866810104                     4,631       59,800      X
Sun Microsystems Inc.                 com       866810104                    14,365      185,500                  X
Tellabs Inc.                          com       879664100                     1,171       18,250                  X
Tellabs Inc.                          com       879664100                    10,000      155,800      X
Texaco Inc.                           com       881694103                       212        3,900                  X
Texaco Inc.                           com       881694103                     3,210       59,100      X
Texas Instruments Inc.                com       882508104                    12,667      131,100                  X
Texas Instruments Inc.                com       882508104                     8,387       86,800      X
The Williams Companies, Inc.          com       969457100                       165        5,400                  X
TJX Companies, Inc.                   com       872540109                       102        5,000      X
Tyco International Ltd.               com       902124106                       281        7,200                  X
Tyco International Ltd.               com       902124106                    10,366      265,800      X
Union Carbide Corp.                   com       905581104                       287        4,300                  X
Union Pacific Corp.                   com       907818108                     7,711      176,500      X
Unisys Corp.                          com       909214108                     9,847      308,300      X
Usinternetworking                     com       917311805                     3,675       52,600                  X
Unocal Corp.                          com       915289102                       258        7,700                  X
USX- U.S. Steel Group                 com       90337T101                       330       10,000                  X
Page Total                                                                  101,624

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


SLM Holding Corp.                                    93,400
Smurfit-Stone Container Corp.          1             10,670
Solutia Inc.                           1              4,800
SPX Corp.                                            96,800
SPX Corp.                              1              1,800
Staples                                1             17,750
Steel Dynamics Inc.                    1             33,000
Suncor Energy                                        19,500
Sun Microsystems Inc.                                59,800
Sun Microsystems Inc.                  1            185,500
Tellabs Inc.                           1             18,250
Tellabs Inc.                                        155,800
Texaco Inc.                            1              3,900
Texaco Inc.                                          59,100
Texas Instruments Inc.                 1            131,100
Texas Instruments Inc.                               86,800
The Williams Companies, Inc.           1              5,400
TJX Companies, Inc.                                   5,000
Tyco International Ltd.                1              7,200
Tyco International Ltd.                             265,800
Union Carbide Corp.                    1              4,300
Union Pacific Corp.                                 176,500
Unisys Corp.                                        308,300
Usinternetworking                      1             52,600
Unocal Corp.                           1              7,700
USX- U.S. Steel Group                  1             10,000
Page Total

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.


            Item 1:                 Item 2:          Item 3:           Item 4:        Item 5:                Item 6:
         Name of Issuer          Title of Class       CUSIP          Fair Market     Shares of          Investment Discretion
                                                      Number            Value        Principal     (a)sole   (b)shared-  (c)Shared-
                                                                   (in thousands)      Amount                As Defined     Other
                                                                                                             in Instr. V
USX-Marathon Group                    com       902905827                     2,891      117,100      X
VerticalNet, Inc.                     com       92532L107                     1,230        7,500                  X
Wal-Mart Stores Inc.                  com       931142103                    19,085      276,090                  X
Wal-Mart Stores Inc.                  com       931142103                    19,390      280,500      X
Xilinx, Inc.                          com       983919101                     1,855       40,800                  X
Yahoo! Inc.                           com       984332106                    35,808       82,756                  X
China Steel                        spons. adr   169417102                     4,920      251,000      X
Korea Telecom Corp.                spons. adr   50063P103                     3,035       40,600      X
Phillipine L/D Tel.                spons. adr   718252604                       983       38,000      X
Pohang Iron and Steel              spons. adr   730450103                       546       15,600      X
Taiwan Semiconductor Mfg. Ltd      spons. adr   874039100                    12,004      266,745      X
Page Total                                                                  101,746
Grand Total                                                               1,076,044

                                                       (SEC USE ONLY)
            Item 1:                 Item 7:                 Item 8:
         Name of Issuer            Managers           Voting Authority (Shares)
                                  See Instr. V   (a)Sole     (b)Shared      (c)None


USX-Marathon Group                                  117,100
VerticalNet, Inc.                      1              7,500
Wal-Mart Stores Inc.                   1            276,090
Wal-Mart Stores Inc.                                280,500
Xilinx, Inc.                           1             40,800
Yahoo! Inc.                            1             82,756
China Steel                                                                    251,000
Korea Telecom Corp.                                  40,600
Phillipine L/D Tel.                                                             38,000
Pohang Iron and Steel                                15,600
Taiwan Semiconductor Mfg. Ltd                                                  266,745
Page Total